Asset Retirement Obligations - Asset Retirement Obligations Table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Carrying amount of asset retirement obligations at beginning of year	$ 119,855	$ 82,563
Liabilities incurred	9,490	14,469
Liabilities settled	(7,905)	(4,941)
Accretion expense	6,381	5,122
Revisions in estimated liabilities	2,810	22,642
Carrying amount of asset retirement obligations at end of year	$ 130,631	$ 119,855